INTANGIBLE ASSETS AND GOODWILL - Summary of Intangible Assets and Goodwill Attributable to Significant Cash-Generating Units (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Franchise intangible
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	€ 8,109	€ 8,003	€ 3,114
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	2,520	2,427	€ 81
Iberia | Franchise intangible
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	4,289	4,270
Iberia | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	1,275	1,171
Great Britain | Franchise intangible
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	1,647	1,705
Great Britain | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	200	200
Germany | Franchise intangible
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	1,060	900
Germany | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	748	753
Benelux (Belgium, Netherlands and Luxembourg) | Franchise intangible
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	451	451
Benelux (Belgium, Netherlands and Luxembourg) | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	€ 91	€ 91